UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number: [28-4768]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:
/s/ Gregory D. Hitchan    San Francisco, California     November 14, 2005

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $2,647,345

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BISYS GROUP, INC.              COM              055472104    40708  3031100 SH       SOLE                  3031100
CB RICHARD ELLIS GROUP INC.    COM              12497T101   812172 16507565 SH       SOLE                 16507565
COPART, INC.                   COM              217204106    79544  3332400 SH       SOLE                  3332400
ELECTRONICS FOR IMAGING, INC.  COM              286082102    50302  2192752 SH       SOLE                  2192752
ERESEARCH TECHNOLOGY, INC.     COM              29481V108   125546  8847490 SH       SOLE                  8847490
ITT EDUCATIONAL SERVICES, INC. COM              45068B109   326677  6619600 SH       SOLE                  6619600
JANUS CAPITAL GROUP, INC.      COM              47102X105   215461 14910800 SH       SOLE                 14910800
KINETIC CONCEPTS, INC.         COM              49460W208   239563  4217653 SH       SOLE                  4217653
LINCARE HOLDINGS               COM              532791100   100174  2440300 SH       SOLE                  2440300
LINCOLN EDUCATIONAL SERVICES   COM		533535100     1672   141777 SH       SOLE                   141777
MACROVISION CORPORATION        COM              555904101    27295  1429044 SH       SOLE                  1429044
NOVELL INC.                    COM              670006105   142297 19100258 SH       SOLE                 19100258
PAXAR CORP.                    COM              704227107    36066  2140400 SH       SOLE                  2140400
PEDIATRIX MEDICAL GROUP, INC.  COM              705324101    41782   543900 SH       SOLE                   543900
PEGASUS SOLUTIONS INC          COM              705906105    25890  2883095 SH       SOLE                  2883095
PERINI CORPORATION             COM              713839108    56732  3117147 SH       SOLE                  3117147
PRG-SCHULTZ INTERNATIONAL      COM              69357C107    27862  9287073 SH       SOLE                  9287073
PRG-SCHULTZ INTERNATIONAL      NOTE 4.75% 11/06 69357CAA5    31055  4651939 SH       SOLE                  4651939
ROSS STORES, INC.              COM              778296103    24724  1043189 SH       SOLE                  1043189
SKILLSOFT PLC                  COM              830928107    23044  5031430 SH       SOLE                  5031430
TCF FINANCIAL CORPORATION      COM              872275102    74146  2771800 SH       SOLE                  2771800
URS CORP                       COM              903236107   144633  3580907 SH       SOLE                  3580907